Business Segments (Details 2) (USD $) In Millions	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales	$ 9,937.8	$ 6,759.1	$ 10,298.0
Brazil [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales	1,810.1	1,092.3	1,435.9
Long-lived assets	163.6	134.9
India [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales	1,565.9	1,105.9	2,275.9
Canpotex [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales	992.9	602.1	1,283.3
Canada [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales	629.9	346.9	578.8
Long-lived assets	3,635.9	2,627.4
Australia [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales	237.8	167.6	290.3
Argentina [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales	233.3	137.0	188.3
Japan [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales	166.1	76.2	227.6
Colombia [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales	157.6	91.2	123.2
Chile [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales	115.9	108.1	173.1
China [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales	115.9	191.9	97.9
Mexico [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales	101.7	121.8	143.9
Thailand [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales	91.1	123.2	146.5
Other foreign [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales	200.3	253.1	236.2
Long-lived assets	66.1	62.5
Total foreign [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales	6,418.5	4,417.3	7,200.9
Long-lived assets	3,865.6	2,824.8
United States [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales	3,519.3	2,341.8	3,097.1
Long-lived assets	3,400.1	2,839.0
Consolidated [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	$ 7,265.7	$ 5,663.8